Segment Information - Summary Of Revenue From External Customers By Geographic Areas (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue	$ 2,106.3	$ 2,260.2	$ 3,083.8	$ 2,716.3	$ 1,912.9
Maximum [Member]
Percentage Of Total Revenue	10.00%		10.00%
Canada [Member]
Revenue			$ 64.0	56.7	41.0
United States [Member]
Revenue			2,348.8	2,084.0	1,470.8
Other foreign [Member]
Revenue			$ 671.0	$ 575.6	$ 401.1